CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 45,777
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	24,203
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	21,532
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	42
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	313
Lease obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	103
Lease obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	168
Lease obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	42
Lease obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,738
Convertible Note [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	21,364
Convertible Note [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,726
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	22,726
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0